Commitments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Energy Purchase And Transportation Contracts [Member]
Disclosure of Commitments [Line Items]
Commitments	R$ 101,301,412	R$ 102,761,072
Acquisition Of Assets For Electricity Distribution [Member]
Disclosure of Commitments [Line Items]
Commitments	1,049,915	2,435,097
Improvements in transmission facilities [Member]
Disclosure of Commitments [Line Items]
Commitments	259,213	310,665
Modernization of GPS HPP [Member]
Disclosure of Commitments [Line Items]
Commitments	209,734	215,573
Acquisition of fixed assets and improvements in wind farms [Member]
Disclosure of Commitments [Line Items]
Commitments	R$ 1,830	R$ 25,673